SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Apr. 30, 2021	Oct. 31, 2019	Jul. 31, 2021	Jul. 31, 2020
Significant Of Accounting Policies [Line Items]
Highly liquid investment period to be considered cash equivalent			3 months
Goodwill, impairment loss	$ 25,700
Other assets and liabilities			$ (23,720)	$ (7,123)
Non-cash lease expense			9,953	$ 10,161
Revision of Prior Period, Reclassification, Adjustment | Reclassification Adjustment to Confirm with Current Reporting
Significant Of Accounting Policies [Line Items]
Other assets and liabilities			10,200
Non-cash lease expense			$ 10,200
Ten Largest Clients | Sales Revenue, Net | Customer Concentration Risk
Significant Of Accounting Policies [Line Items]
Concentration risk percentage			81.00%	81.00%
One Client | Sales Revenue, Net | Customer Concentration Risk
Significant Of Accounting Policies [Line Items]
Concentration risk percentage			42.00%	39.00%
Minimum
Significant Of Accounting Policies [Line Items]
Highly liquid investment period to be considered short term investments			3 months
Maximum
Significant Of Accounting Policies [Line Items]
Highly liquid investment period to be considered short term investments			12 months
Adjustment of Tax Related Liabilities
Significant Of Accounting Policies [Line Items]
Adjustments of tax related liabilities		$ 6,400